SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - LEASES (Details)		12 Months Ended
	Jan. 01, 2007	Dec. 31, 2019
Guangzhou Railway Group [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease terms	20 years
Minimum [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease terms		36 years 6 months
Maximum [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease terms		50 years